Inventories, Net - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories Net [Abstract]
Raw materials	$ 848,123	$ 434,179
Work in progress	1,633,948	1,726,415
Finished goods	224,297	227,526
Subtotal	2,706,368	2,388,120
Reserve for obsolete inventory	(32,367)	(38,415)
Total	$ 2,674,001	$ 2,349,705